UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

March 31, 2017

SED-QTLY-0517
1.924255.106

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.7%
		Principal Amount(a)	Value
Argentina - 5.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$4,505,000	$4,651,413
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,579,000	13,119,007
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,765,000	1,766,200
Cablevision SA 6.5% 6/15/21 (b)		3,025,000	3,186,838
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	11,550
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,665,000	1,832,466
Pan American Energy LLC 7.875% 5/7/21 (b)		6,096,000	6,579,169
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		7,927,345	8,527,841
YPF SA:
8.5% 3/23/21 (b)		11,370,000	12,457,995
8.75% 4/4/24 (b)		12,175,000	13,495,988

TOTAL ARGENTINA			65,628,467

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		8,315,000	9,117,398
Bailiwick of Jersey - 0.3%
Polyus Gold International Ltd. 5.25% 2/7/23 (b)		3,345,000	3,417,587
Bangladesh - 0.6%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		7,655,000	8,008,661
8.625% 5/6/19 (Reg. S)		200,000	209,240

TOTAL BANGLADESH			8,217,901

Bermuda - 0.3%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,460,000	2,478,450
7.875% 8/1/21 (b)		2,075,000	2,090,563

TOTAL BERMUDA			4,569,013

Brazil - 0.1%
Globo Comunicacao e Participacoes SA 5.307% 5/11/22 (Reg. S) (d)		915,000	916,144
British Virgin Islands - 0.7%
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		8,280,000	8,321,400
4.875% 10/7/20 (Reg. S)		300,000	301,500

TOTAL BRITISH VIRGIN ISLANDS			8,622,900

Canada - 1.1%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		8,180,000	8,425,400
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		1,330,000	1,344,963
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		2,233,000	2,509,334
10% 11/2/21 pay-in-kind (b)(c)		1,575,000	1,769,906
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		3,220,000	0

TOTAL CANADA			14,049,603

Cayman Islands - 0.4%
Cementos Progreso Trust 7.125% 11/6/23 (b)		750,000	789,165
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		4,705,000	1,693,800
Pontis IV Ltd. 5.125% 3/31/27 (b)		2,595,000	2,596,298

TOTAL CAYMAN ISLANDS			5,079,263

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		2,695,000	2,861,971
Dominican Republic - 0.3%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,255,000	3,305,973
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,885,000	3,033,433
JSC BGEO Group 6% 7/26/23 (b)		4,190,000	4,220,671
JSC Georgian Railway 7.75% 7/11/22 (b)		1,790,000	1,967,926

TOTAL GEORGIA			9,222,030

Indonesia - 1.5%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,125,000	2,199,152
PT Pertamina Persero:
4.875% 5/3/22 (b)		2,670,000	2,827,041
5.25% 5/23/21 (b)		1,575,000	1,689,027
5.625% 5/20/43 (b)		2,534,000	2,602,469
5.625% 5/20/43 (Reg. S)		900,000	924,318
6% 5/3/42 (b)		3,845,000	4,071,659
6.45% 5/30/44 (b)		1,000,000	1,128,313
6.5% 5/27/41 (b)		4,195,000	4,693,945

TOTAL INDONESIA			20,135,924

Ireland - 0.5%
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		2,075,000	2,111,416
EDC Finance Ltd. 4.875% 4/17/20 (b)		4,340,000	4,457,614

TOTAL IRELAND			6,569,030

Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		1,485,000	1,613,081
KazMunaiGaz Finance Sub BV 7% 5/5/20 (b)		1,088,000	1,196,950

TOTAL KAZAKHSTAN			2,810,031

Korea (South) - 0.1%
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	122,300,000	1,878,851
Luxembourg - 2.9%
EVRAZ Group SA:
5.375% 3/20/23 (b)		4,725,000	4,742,719
8.25% 1/28/21 (Reg. S)		5,055,000	5,655,534
MHP SA 8.25% 4/2/20 (b)		3,445,000	3,468,433
Millicom International Cellular SA 6.625% 10/15/21 (b)		6,850,000	7,175,033
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		2,225,000	2,316,781
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,875,000	1,968,750
6.875% 1/20/40		3,470,000	3,303,440
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		5,020,000	5,170,600
SB Capital SA 5.5% 2/26/24 (b)(c)		2,255,000	2,319,403
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,050,000	1,115,384

TOTAL LUXEMBOURG			37,236,077

Mexico - 8.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	64,900,000	3,230,744
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		585,000	592,313
7.5% 3/13/19 (b)		2,410,000	2,488,325
Metalsa SA de CV 4.9% 4/24/23 (b)		6,320,000	6,138,300
Petroleos Mexicanos:
4.625% 9/21/23		5,840,000	5,873,580
4.875% 1/24/22		8,220,000	8,455,914
4.875% 1/18/24		3,100,000	3,127,900
5.5% 1/21/21		3,335,000	3,530,098
5.5% 6/27/44		2,773,000	2,447,311
6.375% 2/4/21		2,005,000	2,174,884
6.375% 1/23/45		10,025,000	9,776,581
6.5% 6/2/41		21,360,000	21,274,560
6.625% (b)(f)		10,210,000	10,135,467
6.75% 9/21/47		11,642,000	11,809,645
6.875% 8/4/26		4,735,000	5,255,850
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		3,025,000	3,142,219
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,460,000	6,427,700
7.625% 9/18/20 (Reg S.)		3,415,000	3,346,700

TOTAL MEXICO			109,228,091

Mongolia - 0.2%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		3,050,000	3,254,801
Netherlands - 7.6%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,737,000	1,532,903
GTB Finance BV 6% 11/8/18 (b)		5,455,000	5,580,705
GTH Finance BV:
6.25% 4/26/20 (b)		3,040,000	3,232,310
7.25% 4/26/23 (b)		9,580,000	10,540,874
HSBK BV:
7.25% 5/3/17 (b)		2,455,000	2,458,982
7.25% 5/3/17 (Reg. S)		550,000	550,892
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		14,726,704	13,695,835
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		5,420,000	5,252,847
Petrobras Global Finance BV:
6.125% 1/17/22		6,090,000	6,391,455
8.375% 5/23/21		22,370,000	25,266,915
8.75% 5/23/26		11,015,000	12,749,863
VTR Finance BV 6.875% 1/15/24 (b)		3,800,000	3,952,000
Zhaikmunai International BV:
7.125% 11/13/19 (b)		7,125,000	6,948,229
7.125% 11/13/19 (Reg. S)		450,000	438,836

TOTAL NETHERLANDS			98,592,646

Nigeria - 0.8%
Zenith Bank PLC 6.25% 4/22/19 (b)		10,885,000	10,959,671
Peru - 0.3%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		3,315,000	3,555,338
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		3,005,000	2,893,064
Turkey - 1.2%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,605,000	1,656,803
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		4,300,000	4,450,999
Turkiye Halk Bankasi A/S 4.875% 7/19/17 (b)		2,150,000	2,150,000
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		3,285,000	3,230,075
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		3,675,000	3,656,912

TOTAL TURKEY			15,144,789

United Kingdom - 1.3%
Afren PLC:
6.625% 12/9/20 (b)(e)		2,088,289	418
10.25% 4/8/19 (Reg. S) (e)		4,990,425	998
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		3,245,000	3,254,735
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		4,690,000	4,842,425
10.375% 4/7/19 (b)		1,180,000	1,218,350
Vedanta Resources PLC:
6% 1/31/19 (b)		3,775,000	3,883,531
6.375% 7/30/22 (b)		2,360,000	2,371,800
8.25% 6/7/21 (b)		1,425,000	1,531,163

TOTAL UNITED KINGDOM			17,103,420

United States of America - 2.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,550,000	1,629,825
9.375% 10/12/22 (b)		1,585,000	1,712,593
Citgo Holding, Inc. 10.75% 2/15/20 (b)		3,138,000	3,373,350
Pemex Project Funding Master Trust:
6.625% 6/15/35		18,755,000	19,319,526
6.625% 6/15/38		285,000	289,988
8.625% 12/1/23 (c)		320,000	372,800
Southern Copper Corp. 7.5% 7/27/35		1,425,000	1,735,070

TOTAL UNITED STATES OF AMERICA			28,433,152

Venezuela - 1.9%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,115,000	2,103,560
5.5% 4/12/37		2,000,000	680,000
6% 5/16/24 (b)		8,030,000	2,900,838
6% 11/15/26 (b)		9,185,000	3,215,669
8.5% 11/2/17 (b)		2,995,000	2,493,337
8.5% 11/2/17 (Reg. S)		1,200,000	999,000
8.5% 10/27/20 (b)		1,850,000	1,382,875
9.75% 5/17/35 (b)		20,875,000	9,028,438
12.75% 2/17/22 (b)		3,065,000	1,747,050

TOTAL VENEZUELA			24,550,767

TOTAL NONCONVERTIBLE BONDS
(Cost $511,484,283)			517,353,902

Government Obligations - 54.3%
Argentina - 8.7%
Argentine Republic:
5.625% 1/26/22 (b)		4,275,000	4,377,600
6.25% 4/22/19 (b)		16,200,000	17,091,000
6.875% 4/22/21 (b)		33,910,000	36,419,340
7.5% 4/22/26 (b)		5,415,000	5,756,145
Buenos Aires Province:
6.5% 2/15/23 (b)		3,640,000	3,648,008
9.95% 6/9/21 (b)		6,375,000	7,252,838
10.875% 1/26/21 (b)		100,000	114,500
10.875% 1/26/21 (Reg. S)		14,700,000	16,831,500
City of Buenos Aires 8.95% 2/19/21 (b)		3,175,000	3,540,125
Province of Santa Fe 7% 3/23/23 (b)		4,575,000	4,606,934
Provincia de Cordoba:
7.125% 6/10/21 (b)		8,065,000	8,358,485
7.45% 9/1/24 (b)		2,835,000	2,871,855
12.375% 8/17/17 (b)		2,884,000	2,961,926

TOTAL ARGENTINA			113,830,256

Armenia - 0.7%
Republic of Armenia:
6% 9/30/20 (b)		5,321,000	5,579,069
7.15% 3/26/25 (b)		3,125,000	3,345,700

TOTAL ARMENIA			8,924,769

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)		2,135,000	1,590,575
7.25% 12/15/21 (b)		185,000	142,450

TOTAL BARBADOS			1,733,025

Belarus - 1.5%
Belarus Republic 8.95% 1/26/18		18,515,000	19,088,965
Brazil - 4.5%
Brazilian Federative Republic:
4.25% 1/7/25		3,335,000	3,284,975
5.625% 1/7/41		11,880,000	11,553,300
6% 4/7/26		4,520,000	4,913,240
7.125% 1/20/37		13,870,000	15,742,450
8.25% 1/20/34		16,895,000	21,057,083
10% 1/1/21	BRL	6,000,000	1,929,217

TOTAL BRAZIL			58,480,265

Cameroon - 0.1%
Cameroon Republic 9.5% 11/19/25 (b)		700,000	792,946
Colombia - 1.4%
Colombian Republic:
4.375% 3/21/23	COP	16,410,000,000	5,201,007
6.125% 1/18/41		1,520,000	1,732,800
7.375% 9/18/37		3,025,000	3,859,900
10.375% 1/28/33		4,839,000	7,234,305

TOTAL COLOMBIA			18,028,012

Congo - 0.1%
Congo Republic 4% 6/30/29 (d)		1,535,210	1,114,086
Costa Rica - 0.6%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,430,000	1,251,250
7% 4/4/44 (b)		3,640,000	3,667,300
7.158% 3/12/45 (b)		2,500,000	2,543,750

TOTAL COSTA RICA			7,462,300

Croatia - 0.8%
Croatia Republic:
5.5% 4/4/23 (b)		2,615,000	2,817,296
6% 1/26/24 (b)		1,150,000	1,273,595
6.375% 3/24/21 (b)		2,810,000	3,111,232
6.625% 7/14/20 (b)		3,210,000	3,522,975

TOTAL CROATIA			10,725,098

Dominican Republic - 2.4%
Dominican Republic:
2.125% 8/30/24 (c)		9,915,000	10,336,388
5.95% 1/25/27 (b)		3,520,000	3,594,800
6.85% 1/27/45 (b)		3,095,000	3,195,588
6.875% 1/29/26 (b)		3,725,000	4,078,875
7.45% 4/30/44 (b)		4,910,000	5,401,000
7.5% 5/6/21 (b)		3,785,000	4,182,425

TOTAL DOMINICAN REPUBLIC			30,789,076

Ecuador - 0.6%
Ecuador Republic:
9.65% 12/13/26 (b)		4,395,000	4,548,825
10.75% 3/28/22 (b)		3,285,000	3,473,888

TOTAL ECUADOR			8,022,713

Egypt - 1.3%
Arab Republic 5.875% 6/11/25 (b)		1,750,000	1,710,625
Arab Republic of Egypt:
5.875% 6/11/25		3,950,000	3,861,125
6.125% 1/31/22 (b)		5,680,000	5,907,200
8.5% 1/31/47 (b)		5,515,000	5,928,625

TOTAL EGYPT			17,407,575

El Salvador - 0.4%
El Salvador Republic:
7.625% 2/1/41 (b)		1,100,000	1,013,375
7.65% 6/15/35 (Reg. S)		2,220,000	2,063,779
8.625% 2/28/29 (b)		1,480,000	1,528,100

TOTAL EL SALVADOR			4,605,254

Indonesia - 3.7%
Indonesian Republic:
4.75% 1/8/26 (b)		2,025,000	2,156,307
5.25% 1/17/42 (b)		1,700,000	1,818,232
5.95% 1/8/46 (b)		1,340,000	1,573,145
6.625% 2/17/37 (b)		4,025,000	4,949,925
6.75% 1/15/44 (b)		2,585,000	3,322,924
7.75% 1/17/38 (b)		8,495,000	11,753,138
8.375% 3/15/24	IDR	110,862,000,000	8,851,273
8.5% 10/12/35 (Reg. S)		8,370,000	12,082,229
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		2,055,000	2,129,494

TOTAL INDONESIA			48,636,667

Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,185,000	11,625,742
Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		4,836,300	4,486,055
Jordan - 0.1%
Jordanian Kingdom 5.75% 1/31/27 (b)		1,150,000	1,127,000
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		3,950,000	3,930,724
Lebanon - 2.3%
Lebanese Republic:
4% 12/31/17		9,260,500	9,214,198
5% 10/12/17		3,115,000	3,134,936
5.15% 6/12/18		7,795,000	7,893,997
5.45% 11/28/19		3,010,000	3,070,802
6% 5/20/19		3,315,000	3,383,395
6.375% 3/9/20		2,570,000	2,669,767

TOTAL LEBANON			29,367,095

Mexico - 1.6%
United Mexican States:
4.75% 3/8/44		4,743,000	4,612,568
6.05% 1/11/40		4,525,000	5,169,813
6.5% 6/10/21	MXN	162,650,000	8,578,496
6.75% 9/27/34		2,345,000	2,929,655

TOTAL MEXICO			21,290,532

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		685,000	746,503
Netherlands - 0.5%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,859,375	6,035,625
Nigeria - 0.1%
Central Bank of Nigeria warrants 11/15/20 (g)(h)		3,750	297,075
Republic of Nigeria:
5.125% 7/12/18 (b)		1,140,000	1,158,263
6.75% 1/28/21 (b)		500,000	521,900

TOTAL NIGERIA			1,977,238

Oman - 0.3%
Sultanate of Oman 6.5% 3/8/47 (b)		3,185,000	3,360,175
Pakistan - 0.7%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,680,000	7,077,179
8.25% 4/15/24 (b)		2,000,000	2,210,672

TOTAL PAKISTAN			9,287,851

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		855,000	1,077,300
9.375% 4/1/29		1,145,000	1,677,425

TOTAL PANAMA			2,754,725

Peru - 1.2%
Peruvian Republic:
4% 3/7/27 (d)		3,350,000	3,350,000
6.35% 8/12/28 (b)	PEN	15,495,000	4,848,597
8.2% 8/12/26 (Reg. S)	PEN	22,250,000	8,073,459

TOTAL PERU			16,272,056

Russia - 3.0%
Russian Federation:
4.875% 9/16/23 (b)		2,675,000	2,866,958
5.625% 4/4/42 (b)		4,400,000	4,834,720
5.875% 9/16/43 (b)		5,800,000	6,597,291
7.5% 3/15/18	RUB	151,085,000	2,654,312
12.75% 6/24/28 (Reg. S)		12,585,000	22,165,331

TOTAL RUSSIA			39,118,612

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		2,035,000	2,050,425
Serbia - 0.7%
Republic of Serbia:
4.875% 2/25/20 (b)		2,255,000	2,337,398
6.75% 11/1/24 (b)		3,698,700	3,730,516
7.25% 9/28/21 (b)		2,905,000	3,311,700

TOTAL SERBIA			9,379,614

Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (b)		1,145,000	1,174,814
6.25% 10/4/20 (b)		3,700,000	3,893,558
6.25% 7/27/21 (b)		1,620,000	1,704,763

TOTAL SRI LANKA			6,773,135

Tanzania - 0.1%
United Republic of Tanzania 7.421% 3/9/20 (c)		793,333	837,347
Turkey - 6.3%
Turkish Republic:
3.25% 3/23/23		1,250,000	1,146,250
5.125% 3/25/22		5,240,000	5,331,564
5.625% 3/30/21		4,625,000	4,829,425
6% 3/25/27		3,550,000	3,687,563
6.25% 9/26/22		8,750,000	9,343,250
6.75% 5/30/40		4,165,000	4,451,552
6.875% 3/17/36		8,420,000	9,123,744
7% 6/5/20		6,195,000	6,759,550
7.25% 3/5/38		6,820,000	7,695,824
7.375% 2/5/25		9,425,000	10,685,594
7.5% 11/7/19		3,835,000	4,199,325
8% 2/14/34		2,775,000	3,330,555
9.4% 7/8/20	TRY	24,490,000	6,445,180
11.875% 1/15/30		3,370,000	5,222,287

TOTAL TURKEY			82,251,663

Ukraine - 1.5%
Ukraine Government:
0% 5/31/40 (b)(c)		3,601,000	1,330,570
7.75% 9/1/21 (b)		3,062,000	3,016,315
7.75% 9/1/22 (b)		10,227,000	9,820,477
7.75% 9/1/23 (b)		1,837,000	1,735,965
7.75% 9/1/24 (b)		1,837,000	1,717,595
7.75% 9/1/25 (b)		1,837,000	1,699,196

TOTAL UKRAINE			19,320,118

United States of America - 3.4%
U.S. Treasury Notes 2% 11/15/26		45,250,000	43,701,574
Uruguay - 0.3%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,330,000	4,360,635
Venezuela - 1.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		57,010	299,303
9.25% 9/15/27		18,805,000	8,716,118
11.95% 8/5/31 (Reg. S)		19,815,000	10,700,100
12.75% 8/23/22		5,115,000	2,953,913
13.625% 8/15/18		968,000	808,280

TOTAL VENEZUELA			23,477,714

Vietnam - 1.0%
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		425,000	371,297
4% 3/12/28 (d)		11,470,750	11,403,187
4.8% 11/19/24 (b)		1,580,000	1,610,330

TOTAL VIETNAM			13,384,814

TOTAL GOVERNMENT OBLIGATIONS
(Cost $689,868,696)			706,557,979
		Shares	Value

Common Stocks - 0.4%
Canada - 0.4%
Pacific Exploration and Production Corp.
(Cost $10,927,086)		148,373	4,741,777
		Principal Amount	Value

Sovereign Loan Participations - 0.3%
Indonesia - 0.3%
Indonesian Republic loan participation:
Goldman Sachs 2.125% 12/14/19 (c)		2,152,917	2,109,858
Mizuho 2.125% 12/14/19 (c)		1,738,831	1,704,054

TOTAL INDONESIA			3,813,912

TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $3,816,152)			3,813,912

Preferred Securities - 2.0%
Cayman Islands - 1.4%
Banco Do Brasil SA 9% (b)(c)(f)		2,090,000	2,216,893
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		1,150,000	1,172,891
Cosan Overseas Ltd. 8.25% (f)		5,685,000	5,771,672
CSN Islands XII Corp. 7% (Reg. S) (f)		4,740,000	3,255,015
Odebrecht Finance Ltd.:
7.5% (b)(f)		16,890,000	6,290,148
7.5% (Reg. S) (f)		300,000	111,726

TOTAL CAYMAN ISLANDS			18,818,345

Ireland - 0.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		4,360,000	4,691,486
Luxembourg - 0.2%
Magnesita Finance Ltd.:
8.625% (b)(f)		2,055,000	2,080,901
8.625% (Reg. S) (f)		300,000	303,781

TOTAL LUXEMBOURG			2,384,682

TOTAL PREFERRED SECURITIES
(Cost $32,660,816)			25,894,513
		Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.84% (i)
(Cost $36,639,822)		36,636,005	36,643,332
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,285,396,855)			1,295,005,415
NET OTHER ASSETS (LIABILITIES) - 0.5%			7,150,402
NET ASSETS - 100%			$1,302,155,817

Currency Abbreviations

BRL – Brazilian real

COP – Colombian peso

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $607,083,046 or 46.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Non-income producing

 (h) Quantity represents share amount.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,493
Total	$63,493

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,741,777	$4,741,777	$--	$--
Corporate Bonds	517,353,902	--	517,352,486	1,416
Government Obligations	706,557,979	--	691,134,192	15,423,787
Sovereign Loan Participations	3,813,912	--	--	3,813,912
Preferred Securities	25,894,513	--	25,894,513	--
Money Market Funds	36,643,332	36,643,332	--	--
Total Investments in Securities:	$1,295,005,415	$41,385,109	$1,234,381,191	$19,239,115

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$3,478,273
Net Realized Gain (Loss) on Investment Securities	16,035
Net Unrealized Gain (Loss) on Investment Securities	87,944
Cost of Purchases	--
Proceeds of Sales	(224,917)
Amortization/Accretion	20,627
Transfers into Level 3	12,045,825
Transfers out of Level 3	--
Ending Balance	$15,423,787
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$87,944
Other Investments in Securities
Beginning Balance	$3,854,555
Net Realized Gain (Loss) on Investment Securities	(974,511)
Net Unrealized Gain (Loss) on Investment Securities	931,686
Cost of Purchases	--
Proceeds of Sales	(3,093)
Amortization/Accretion	6,691
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$3,815,328
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$931,686

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,277,204,833. Net unrealized appreciation aggregated $17,800,582, of which $63,479,804 related to appreciated investment securities and $45,679,222 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017